Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

16. EQUITY

Ordinary shares

The Company has 45 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The par value of share capital is EUR0.01 per share.

Controlled Equity Offering

In December 2022, the Company entered into a Controlled Equity Offering, known as an “ATM” facility. Pursuant to the ATM, the Company at its discretion and subject to an effective registration statement with the U.S. Securities and Exchange Commission, may sell through its agent ordinary shares at market prices, for a fee of 3%. During the year ended December 31, 2023 the Company issued 307,365 ordinary shares pursuant to the ATM for net proceeds of $1,894,742, at an average price of $6.16 per share.

November 2023 Financing

On November 13, 2023, we entered into a securities purchase agreement with several institutional investors to purchase approximately $5.0 million of our ordinary shares (or pre-funded warrants to purchase ordinary shares in lieu thereof) and warrants to purchase ordinary shares in a registered direct offering (the “Units”). The combined effective purchase price for each Unit, including an ordinary share (or pre-funded warrant) and an associated warrant to purchase one ordinary share was $1.20. Under the terms of the securities purchase agreement, we have agreed to issue 4,166,667 ordinary shares (or pre-funded warrant in lieu thereof) and warrants (the “Warrants”) to purchase up to an aggregate of 4,166,667 shares. The Warrants will be exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $1.20 per share. The Company received $4,499,555, net of offering costs. All pre-funded warrants were exercised by December 31, 2023.

The proceeds from the issuance of the Units are allocated between ordinary shares and warrants based on the residual method. Under this method, the proceeds are allocated first to share capital and premium based on the fair value of the ordinary shares at the time the offering was priced, any residual value is allocated to the warrants reserve. The fair value of ordinary shares was deemed to be $1.20, the price of this offering, and no residual value has been allocated to the warrants.

In addition, during the year ended December 31, 2023, the Company issued ordinary shares as follows:

●	142,775 ordinary shares issued for services rendered which were valued at $547,840

●	305,771 ordinary shares issued for cashless exercise of warrants

●	54,428 ordinary shares issued for a commitment fee on a convertible promissory note valued at $250,000

●	300,000 ordinary shares issued for acquisition of intangible assets valued at $2,055,000

●	1,259,019 ordinary shares issued for conversion of debt of $3,500,000

During the year ended December 31, 2022, the Company issued ordinary shares as follows:

●	1,725,000 ordinary shares issued for gross proceeds of approximately $25.9 million (proceeds net of offering expenses was $23.9 million);

●	821,456 ordinary shares issued for exercise of warrants, including cashless exercises (proceeds from the cash exercises of warrants were $382,500); and

●	73,000 ordinary shares issued for services valued at $906,920

Warrants

During the year ended December 31, 2021, in conjunction with private sales units, which included ordinary shares and warrants, the Company issued 3,755,000 warrants and issued 161,000 underwriter warrants with its IPO, cumulatively valued at $754,286, which was recorded to Reserve in the Consolidated Statement of Financial Position. The warrants were valued using the Black-Scholes pricing model. The Black-Scholes model requires six basic data inputs, which were as follows: the exercise or strike price ($3.00), time to expiration (2 to 5 years), the risk-free interest rate (0.16% to 1.08%), the current stock price at time of issuance ($0.283 to $1.602), the estimated volatility of the stock price in the future (75% to 95%), and the dividend rate (0%). Changes to these inputs could produce a significantly higher or lower fair value measurement. Unexercised warrants were to expire in November 2023. On September 8, 2023 the Board of Directors approved an amendment to the outstanding warrant agreements, which all remaining warrant holders accepted. The amendment extended the remaining life of the warrants to November 9, 2024 and removed the option for cashless exercise. No other terms were changed.

On November 13, 2023, the Company issued 4,166,667 warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $0. The Warrants were exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $1.20 per share.

A summary of activity during the year ended December 31, 2023 and 2022 is as follows:

	Warrant Outstanding	Weighted- Average Exercise Price	Weighted- Average Life (years)
Balance as of December 31, 2021	3,916,000	$3.08	1.60
Grants	-	-	-
Exercised	(668,500)	3.48	2.03
Expired	-	-	-
Balance as of December 31, 2022	3,247,500	$3.00	0.44
Grants	4,166,667	1.20	5.00
Exercised	(816,667)	3.00	2.71
Expired	-	-	-
Balance as of December 31, 2023	6,597,500	$1.86	3.39

As of December 31, 2023, all outstanding warrants are exercisable and the intrinsic value of the warrants is $0.

Stock options

In 2021, our shareholders adopted our 2021 Omnibus Incentive Plan (the “2021 Plan”). Under the 2021 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2021 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 2,300,000 ordinary shares.

In 2022, our shareholders adopted our 2022 Omnibus Incentive Plan (the (“2022 Plan”). Under the 2022 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2022 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 500,000 ordinary shares. In 2023, we amended the 2022 Plan to increase the aggregate number of shares underlying awards that we could issue to 875,000 ordinary shares.

During the year ended December 31, 2021, the Company granted 1,504,650 stock options valued at $13,968,627. Stock options with time-based vesting were valued using the Black-sholes pricing model, while stock options with market-based vesting were valued using the Monte Carlo simulation.

During the year ended December 31, 2022, the Company granted 894,500 stock options valued at $6,494,112. Stock options with time-based vesting were valued using the Black-Scholes pricing model.

During the year ended December 31, 2023, the Company granted 417,500 stock options valued at $1,407,766. Stock options with time-based vesting were valued using the Black-Scholes pricing model.

During the years ended December 31, 2023, 2022 and 2021, the Company recorded share-based compensation of $3,207,789, $8,917,237 and $6,430,158 and unamortized expense of $3,315,321 and $5,115,344 as of December 31, 2023 and 2022, respectively. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the year ended December 31, 2023, 2022 and 2021, the estimated fair values of the stock options are as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Exercise price	$1.99– - 7.02	$6.98– - 20.87	$5.00– - 10.56
Expected term	5.00– - 7.00 years	5.55– - 6.75 years	5.5– - 10 years
Expected average volatility	84% - 89%	73% - 79%	70% - 79%
Expected dividend yield	-	-	-
Risk-free interest rate	3.48% - 4.83%	1.26% - 3.38%	1.10% - 1.51%

A summary of activity during the year ended December 31, 2023 and 2022 follows:

	Stock options Outstanding	Weighted- Average Exercise Price	Weighted- Average Life (years)
Balance as of December 31, 2021	1,504,650	$5.10	9.85
Grants	894,500	10.73	10.00
Exercised	-	-	-
Forfeited	(5,000)	15.28	-
Expiry	-	-	-
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	385,000	4.48	10.00
Exercised	-	-	-
Forfeited/Cancelled	(52,000)	6.97	-
Expiry	-	-	-
Balance as of December 31, 2023	2,727,150	$6.89	8.44

Vested and exercisable as of December 31, 2023	1,766,782	$6.25	7.99
Expected to Vest	960,368	$7.79	2.61

As of December 31, 2023, the intrinsic value of the stock options is $0.